Long-term debt (Details 4) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended					6 Months Ended		6 Months Ended				1 Months Ended
	Jun. 30, 2012 USD ($) rate	Mar. 31, 2012 rate	Jun. 30, 2011 rate	Jun. 30, 2012 USD ($) rate	Jun. 30, 2011 rate	Dec. 31, 2011 USD ($)	Jun. 30, 2012 Nonconvertible debentures USD ($)	Dec. 31, 2011 Nonconvertible debentures USD ($)	Jun. 30, 2012 2nd Series USD ($) debenture	Dec. 31, 2011 2nd Series USD ($)	Jun. 30, 2012 2nd Series CDI	Jun. 30, 2012 2nd Series IGP-DI	Jun. 30, 2012 Tranche B - Salobo USD ($) debenture	Dec. 31, 2011 Tranche B - Salobo USD ($)	Apr. 30, 2012 Notes due 2022 USD ($)	Jan. 31, 2012 Notes due 2022 USD ($)	Jul. 31, 2012 3.75% Notes due in 2023 USD ($)	Jul. 31, 2012 3.75% Notes due in 2023 EUR (€)
Non-convertible debentures denominated in Brazilian Reais
Issued (in debentures)									400,000				5
Outstanding (in debentures)									400,000				5
Reference rate for variable interest rate				LIBOR							100% CDI	IGP-DI
Non-convertible debentures, margin rate (as a percent)											0.25%	6.50%
Balance	$ 2,394			$ 2,394		$ 2,531			$ 2,030	$ 2,167			$ 364	$ 364
Long-term portion							2,375	2,505
Accrued charges							19	26
Indexation rates applied to debt
TJLP - Long-Term Interest Rate (effective rate as a percent)	1.50%	1.50%	1.50%	3.00%	3.00%
IGP-M - General Price Index - Market (in rates)	2.6	0.6	0.7	3.2	3.1
Appreciation (devaluation) of Real against US dollar (in rates)	(8.6)	2.0	4.2	(6.6)	6.5
Notes issued															$ 1,250	$ 1,000	$ 919	€ 750
Sale price of bonds as percentage of face value															101.345%	98.804%
Coupon rate of the bond issued (as a percent)															4.375%	4.375%	3.75%	3.75%
Issue price (as a percent)																	99.61%	99.61%